RIGHT OF USE LEASE ASSETS	12 Months Ended
Mar. 31, 2021
RIGHT OF USE LEASE ASSETS
RIGHT OF USE LEASE ASSETS

NOTE 11 –  RIGHT OF USE LEASE ASSETS

The Company had several operating leases for offices in the PRC. The related lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Effective April 1, 2019, the Company adopted the new lease accounting standard using a modified retrospective transition method which allowed the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and the related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below and had no impact on deficit as of March 31, 2020. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term. As of April 1, 2019, the Company recorded a ROU asset and lease liability of US$ 2,559,646.

The Company’s operating leases primarily include leases for office space. The current portion of operating lease liabilities and the non-current portion of operating lease liabilities are presented on the consolidated balance sheets. Total lease expense amounted to US$398,709 and US$1,976,738 for the years ended March 31, 2021 and 2020, respectively. Total cash paid for operating leases amounted to US$398,709 and US$2,100,320 for the years ended March 31, 2021 and 2020, respectively. As the Company closed its P2P business, the leases were terminated. No penalties were charged for the termination.